FAIR VALUE MEASUREMENTS, Roll Forward (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			21,041,667	21,041,667
The discount rate applied in fair value assumption (in hundredths)			18.00%
Recurring [Member]
Fair value liability [Roll Forward]
Warrant liability beginning of period	$ 601	$ 4,123	$ 4,123	$ 4,324
Change in fair value of warrant liability	(497)	1,800	(3,522)	(201)
Warrant liability end of period	104	5,923	601	4,123
Recurring [Member] | Level 1 [Member]
Fair value liability [Roll Forward]
Warrant liability beginning of period	0	2,630	2,630	2,755
Change in fair value of warrant liability	0	1,128	125	(125)
Warrant liability end of period	0	3,758	0	2,630
Recurring [Member] | Level 2 [Member]
Fair value liability [Roll Forward]
Warrant liability beginning of period	0	0	0	0
Change in fair value of warrant liability	0	0	0	0
Warrant liability end of period	0	0	0	0
Recurring [Member] | Level 3 [Member]
Fair value liability [Roll Forward]
Warrant liability beginning of period	601	1,493	1,493	1,569
Change in fair value of warrant liability	(497)	672	(3,647)	(76)
Warrant liability end of period	$ 104	$ 2,165	$ 601	$ 1,493
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	21,041,667		21,041,667
Registered Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	15,375,000		15,375,000
The discount rate applied in fair value assumption (in hundredths)	11.20%		11.20%
Sponsor Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	3,816,667		3,816,667
Unregistered Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	1,850,000		1,850,000
The discount rate applied in fair value assumption (in hundredths)	17.00%		17.00%